Risks (Tables)	12 Months Ended
Dec. 31, 2016
Risks/Concentration of Credit Risks [Abstract]
Schedules of industry concentration risk
	Loan receivable As of December 31, 2016	Interest income for the year ended December 31, 2016
Tire Supply chain financing	$56,966,609	$15,604,310
Trade and service	$54,413,130	$8,355,837

	Percentage	Percentage
Tire Supply chain financing	36.8%	$43.9%
Trade and service	35.2%	$23.5%